UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [X]; Amendment Number:    1
                                               -------

This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           ----------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           ----------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Motter                   Houston, TX                    2/26/2003
--------------------                   -----------                    ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            66
                                         ------------
Form 13F Information Table Value Total:  $114,244,670
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- --------- ------ ----
Bank of America Corp           Com               60505104 36314496  521985          Sole                  Sole      0    0
American International Group   Com               26874107  3693341   63843          Sole                  Sole      0    0
CitiGroup                      Com              172967101  3100348   88103          Sole                  Sole      0    0
J P Morgan Chase & Co.         Com              46625H100  2900858  120869          Sole                  Sole      0    0
Exxon Mobil Corp Com           Com              30231G102  2857085   81771          Sole                  Sole      0    0
Dow Chem Co                    Com              260543103  2806106   94482          Sole                  Sole      0    0
Medtronic Inc                  Com              585055106  2785439   61084          Sole                  Sole      0    0
Walgreen Co                    Com              931422109  2549899   87355          Sole                  Sole      0    0
Honeywell Intl Inc             Com              438516106  2497583  104066          Sole                  Sole      0    0
Viacom Inc Non Vtg Cl B        Com              925524308  2449954   60107          Sole                  Sole      0    0
Eli Lilly & Co                 Com              532457108  2404668   37869          Sole                  Sole      0    0
Pfizer Inc                     Com              717081103  2234974   73110          Sole                  Sole      0    0
Procter & Gamble Co            Com              742718109  2229606   25944          Sole                  Sole      0    0
Raytheon                       Com              755111507  2173524   70684          Sole                  Sole      0    0
Microsoft Corp                 Com              594918104  1987873   38443          Sole                  Sole      0    0
Merrill Lynch & Co             Com              590188108  1985667   52323          Sole                  Sole      0    0
Goldman Sachs Group            Com              38141G104  1967246   28888          Sole                  Sole      0    0
Amgen                          Com              31162100   1936324   40048          Sole                  Sole      0    0
Pharmacia Corp                 Com              71713U102  1857383   44435          Sole                  Sole      0    0
Liberty Media New Ser A        Com              530718105  1692296  189295          Sole                  Sole      0    0
General Electric Co            Com              369604103  1676977   68870          Sole                  Sole      0    0
Teco Energy Inc                Com              872375100  1644012  106271          Sole                  Sole      0    0
Cisco Systems Inc              Com              17275R102  1639979  125285          Sole                  Sole      0    0
AOL Time Warner Inc            Com              00184A105  1534947  117172          Sole                  Sole      0    0
Target Corp                    Com              8.76E+110  1463979   48799          Sole                  Sole      0    0
Intel Corp                     Com              458140100  1442825   92667          Sole                  Sole      0    0
Smith International            Com              832110100  1289208   39522          Sole                  Sole      0    0
Merck & Co Inc                 Com              589331107  1271800   22466          Sole                  Sole      0    0
Texas Instruments Inc.         Com              882508104  1228881   81871          Sole                  Sole      0    0
John Hancock Financial Service Com              41014S106  1152352   41303          Sole                  Sole      0    0
Applied Materials Inc.         Com              38222105   1109792   85172          Sole                  Sole      0    0
Analog Devices Inc             Com              32654105   1088151   45587          Sole                  Sole      0    0
Southern Company               Com              842587107  1055682   37185          Sole                  Sole      0    0
Chevrontexaco Corp             Com              166764100  1019604   15337          Sole                  Sole      0    0
Transocean                     Com              G90078109   939762   40507          Sole                  Sole      0    0
Johnson & Johnson              Com              478160104   938582   17475          Sole                  Sole      0    0
International Business Machine Com              459200101   930775   12010          Sole                  Sole      0    0
Allos Therapeutics             Com              19777101    857084  116610          Sole                  Sole      0    0
General Electric Co            Com              369604103   730500   30000          None             Defined 1      0    0
Pepsico Inc N C Com            Com              713448108   720907   17075          Sole                  Sole      0    0
Affymetrix                     Com              00826T108   578429   25270          Sole                  Sole      0    0
Wal Mart Stores Inc            Com              931142103   568238   11250          Sole                  Sole      0    0
CV Therapeutics Inc            Com              126667104   559388   30685          Sole                  Sole      0    0
Morgan Stanley Dean Witter & C Com              617446448   549898   13775          Sole                  Sole      0    0
Diamond Offshore               Com              25271C102   521192   23853          Sole                  Sole      0    0
Pfizer Inc                     Com              717081103   504405   16500          None             Defined 1      0    0
American Express Co N Y Com    Com              25816109    445410   12600          None             Defined 1      0    0
Wyeth                          Com              983024100   411587   11005          Sole                  Sole      0    0
Vornado Realty Trust           Com              929042109   334800    9000          None             Defined 1      0    0
Royal Dutch Pete Co            Com              780257804   269623    6125          Sole                  Sole      0    0
Weingarten Realty Preferred    PFD              948741202   257500   10000          Sole                  Sole      0    0
Exxon Mobil Corp Com           Com              30231G102   244580    7000          None             Defined 1      0    0
Bank of America Corp           Com              60505104    243495    3500          None             Defined 1      0    0
Protein Design                 Com              74369L103   239211   28142          Sole                  Sole      0    0
Mellon Bank Corp               Com              585509102   234990    9000          Sole                  Sole      0    0
Nokia Corp                     Com              654902204   234825   15150          Sole                  Sole      0    0
Southwest Airlines             Com              844741108   208500   15000          None             Defined 1      0    0
Goldman Sachs Group            Com              38141G104   204300    3000          None             Defined 1      0    0
Chevrontexaco Corp             Com              166764100   199440    3000          None             Defined 1      0    0
Eli Lilly & Co                 Com              532457108   190500    3000          None             Defined 1      0    0
Wells Fargo                    Com              949746101   187480    4000          None             Defined 1      0    0
Raytheon                       Com              755111507   184500    6000          None             Defined 1      0    0
Medtronic Inc                  Com              585055106   182400    4000          None             Defined 1      0    0
Dow Chem Co                    Com              260543103   178200    6000          None             Defined 1      0    0
CitiGroup                      Com              172967101   175950    5000          None             Defined 1      0    0
Coca-Cola Company              Com              191216100   175360    4000          None             Defined 1      0    0
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